Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues:
Products	$ 156,594	$ 125,729	$ 101,953
Services	23,272	16,644	12,135
Total revenues	179,866	142,373	114,088
Cost of revenues:
Products	71,057	53,303	46,480
Services	26,733	19,201	13,497
Total cost of revenues	97,790	72,504	59,977
Gross profit	82,076	69,869	54,111
Operating expenses:
Research and development	22,407	21,912	20,834
Selling and marketing	33,573	25,596	21,279
General and administrative	18,498	16,436	13,578
Restructuring		321	503
Total operating expenses	74,478	64,265	56,194
Operating income (loss)	7,598	5,604	(2,083)
Financial income, net	3,313	1,433	452
Income (loss) before taxes on income (tax benefit)	10,911	7,037	(1,631)
Taxes on income (tax benefit)	744	(5,392)	384
Net income (loss)	$ 10,167	$ 12,429	$ (2,015)
Basic earnings (losses) per share (in Dollars per share)	$ 0.27	$ 0.36	$ (0.06)
Diluted earnings (losses) per share (in Dollars per share)	$ 0.26	$ 0.35	$ (0.06)